Consolidated Statements of (Deficit) Equity - USD ($) $ in Millions	Total	Common Class B [Member]	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total Warner Music Group Corp. (Deficit) Equity	Noncontrolling Interest
Beginning balance at Sep. 30, 2016	$ 210	$ 1	$ 1,127	$ (715)	$ (218)	$ 195	$ 15
Beginning balance, shares at Sep. 30, 2016		503,392,885
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	149			143		143	6
Dividends	(84)			(84)		(84)
Other comprehensive income, net of tax	37				37	37
Disposal of noncontrolling interest related to divestiture	(3)						(3)
Distribution to noncontrolling interest holders	(5)						(5)
Other	4			2		2	2
Ending balance at Sep. 30, 2017	308	$ 1	1,127	(654)	(181)	293	15
Ending balance, shares at Sep. 30, 2017		503,392,885
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	312			307		307	5
Dividends	(925)			(925)		(925)
Other comprehensive income, net of tax	(9)				(9)	(9)
Distribution to noncontrolling interest holders	(6)						(6)
Other, Shares		(1,400,941)
Ending balance at Sep. 30, 2018	(320)	$ 1	1,127	(1,272)	(190)	(334)	14
Ending balance, shares at Sep. 30, 2018		501,991,944
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	86
Ending balance at Dec. 31, 2018	(139)	$ 1	1,127	(1,078)	(212)	(162)	23
Ending balance, shares at Dec. 31, 2018		505,830,022
Beginning balance at Sep. 30, 2018	(320)	$ 1	1,127	(1,272)	(190)	(334)	14
Beginning balance, shares at Sep. 30, 2018		501,991,944
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of ASC adoption | Topic 606	150			139		139	11
Net income	153			153		153
Dividends	(63)			(63)		(63)
Other comprehensive income, net of tax	(35)				(35)	(35)
Distribution to noncontrolling interest holders	(2)						(2)
Other	(3)						(3)
Other, Shares		3,838,078
Ending balance at Mar. 31, 2019	(120)	$ 1	1,127	(1,043)	(225)	(140)	20
Ending balance, shares at Mar. 31, 2019		505,830,022
Beginning balance at Sep. 30, 2018	(320)	$ 1	1,127	(1,272)	(190)	(334)	14
Beginning balance, shares at Sep. 30, 2018		501,991,944
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of ASC adoption | Topic 606	150			139		139	11
Net income	258			256		256	2
Dividends	(300)			(300)		(300)
Other comprehensive income, net of tax	(50)				(50)	(50)
Distribution to noncontrolling interest holders	(3)						(3)
Other	(4)						(4)
Other, Shares		3,838,078
Ending balance at Sep. 30, 2019	(269)	$ 1	1,127	(1,177)	(240)	(289)	20
Ending balance, shares at Sep. 30, 2019		505,830,022
Beginning balance at Dec. 31, 2018	(139)	$ 1	1,127	(1,078)	(212)	(162)	23
Beginning balance, shares at Dec. 31, 2018		505,830,022
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	67			67		67
Dividends	(32)			(32)		(32)
Other comprehensive income, net of tax	(13)				(13)	(13)
Other	(3)						(3)
Ending balance at Mar. 31, 2019	(120)	$ 1	1,127	(1,043)	(225)	(140)	20
Ending balance, shares at Mar. 31, 2019		505,830,022
Beginning balance at Sep. 30, 2019	(269)	$ 1	1,127	(1,177)	(240)	(289)	20
Beginning balance, shares at Sep. 30, 2019		505,830,022
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of ASC adoption | Accounting Standards Update 2016-02	7			7		7
Cumulative effect of ASC adoption | ASC 718	33			33		33
Net income	48			46		46	2
Dividends	(75)			(75)		(75)
Other comprehensive income, net of tax	(28)				(28)	(28)
Distribution to noncontrolling interest holders	(1)						(1)
Other, Shares		4,169,978
Ending balance at Mar. 31, 2020	(285)	$ 1	1,127	(1,166)	(268)	(306)	21
Ending balance, shares at Mar. 31, 2020		510,000,000
Beginning balance at Dec. 31, 2019	(169)	$ 1	1,127	(1,088)	(230)	(190)	21
Beginning balance, shares at Dec. 31, 2019		510,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of ASC adoption | ASC 718	33			33		33
Net income	(74)			(74)		(74)
Dividends	(37)			(37)		(37)
Other comprehensive income, net of tax	(38)				(38)	(38)
Ending balance at Mar. 31, 2020	$ (285)	$ 1	$ 1,127	$ (1,166)	$ (268)	$ (306)	$ 21
Ending balance, shares at Mar. 31, 2020		510,000,000